Basis of Presentation - Revision of Previously Issued Financial Statements - Statements of Stockholders Equity (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Retained Earnings
BALANCE, value	$ 616,887	$ 563,816	$ 541,646
Net income	51,929	34,841	16,139
BALANCE, value	589,591	616,887	563,816
As previously presented
Retained Earnings
BALANCE, value	621,526
Net income		35,880	17,639
BALANCE, value		621,526
Adjustment
Retained Earnings
BALANCE, value	(4,639)
Net income		(1,039)	(1,500)
BALANCE, value		(4,639)
Retained Earnings
Retained Earnings
BALANCE, value	251,632	220,717	207,030
Net income	51,871	34,841	16,090
BALANCE, value	200,231	251,632	220,717
Retained Earnings | As previously presented
Retained Earnings
BALANCE, value	256,271	224,317
Net income		35,880
BALANCE, value		256,271	224,317
Retained Earnings | Adjustment
Retained Earnings
BALANCE, value	$ (4,639)	(3,600)
Net income		(1,039)
BALANCE, value		$ (4,639)	$ (3,600)